Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets	12 Months Ended
Dec. 31, 2022
Buildings and improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated Useful Life	10 years
Computer and office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated Useful Life	3 years
Computer and office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated Useful Life	5 years
Revenue equipment– trucking [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated Useful Life	5 years	[1]
Revenue equipment – car-hailing and driver management services [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated Useful Life	6 years	[2]

[1]	Revenue equipment – trucking are trucks and trailers only used for providing trucking services.
[2]	Revenue equipment –car-hailing and driver management services are passenger cars only used for providing car-hailing and driver management services.